Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ 3,673,578	¥ 26,152,199	¥ 17,076,187	¥ 11,223,532